Stockholders' Deficit, Stock Options (Q2) (Details) $ / shares in Units, $ in Millions					2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 29, 2019 Installment $ / shares shares	May 21, 2019 Installment $ / shares shares	May 06, 2019 $ / shares shares	Dec. 21, 2018 $ / shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018 $ / shares shares	Jun. 30, 2019 USD ($) shares	Aug. 31, 2018 $ / shares shares	Aug. 31, 2017 $ / shares shares
Stock Options [Abstract]
Shares acquired (in shares) | shares			5,288,462
Shares acquired, exercise price (in dollars per share) | $ / shares			$ 5.00
Granted (in shares) | shares					93,000		38,462		0	0
Granted (in dollars per share) | $ / shares					$ 7.50		$ 6.76		$ 0	$ 0
Share-based compensation expense as a result of immediate vesting | $						$ 2.2		$ 2.4
Stock Options [Member]
Stock Options [Abstract]
Granted (in dollars per share) | $ / shares				$ 6.76
Award exercise period				5 years
2019 Incentive Award Plan [Member]
Stock Options [Abstract]
Granted (in shares) | shares								93,000
2019 Incentive Award Plan [Member] | Stock Options [Member]
Stock Options [Abstract]
Award exercise period								10 years
2019 Incentive Award Plan [Member] | Stock Options [Member] | Management [Member]
Stock Options [Abstract]
Shares acquired (in shares) | shares			3,750,000
Shares acquired, exercise price (in dollars per share) | $ / shares			$ 5.00
Award monthly vesting percentage			4.167%
2019 Incentive Award Plan [Member] | Stock Options [Member] | Employee [Member]
Stock Options [Abstract]
Granted (in shares) | shares	3,000	30,000
Granted (in dollars per share) | $ / shares	$ 7.50	$ 7.50
Award monthly vesting percentage	2.778%	2.778%
Award vesting percentage on first anniversary of grant date	25.00%	25.00%
Number of equal installments of vesting after first anniversary of grant date | Installment	24	24
2019 Incentive Award Plan [Member] | Stock Options [Member] | Non-Employee Director [Member]
Stock Options [Abstract]
Shares acquired (in shares) | shares			1,500,000
Shares acquired, exercise price (in dollars per share) | $ / shares			$ 5.00
Award monthly vesting percentage			4.167%
2019 Incentive Award Plan [Member] | Stock Options [Member] | Third-party Consultant [Member]
Stock Options [Abstract]
Granted (in shares) | shares		60,000
Granted (in dollars per share) | $ / shares		$ 7.50
Award monthly vesting percentage		2.778%